Dividends on ordinary shares and preference shares (Details) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) dividend £ / shares	Dec. 31, 2022 GBP (£) £ / shares	Dec. 31, 2021 GBP (£) dividend £ / shares
Number of interim dividends paid | dividend	1		2
Dividends paid, ordinary shares	£ 1,348	£ 200	£ 794
Dividends on preference shares and other shareholders equity	40	31	27
Ordinary share capital
Dividends paid, ordinary shares	1,348	200	794
Dividends paid, relating to prior years	700	200	174
Dividends, interim	£ 648	£ 0	£ 620
Dividends paid on ordinary shares (in GBP per share) | £ / shares	£ 0.58	£ 0.09	£ 0.34
Dividends approved but not recognised	£ 852
Preference share capital
Dividends on preference shares and other shareholders equity	£ 40	£ 31	£ 27
4.75% Euro preference shares
Dividends paid on preference shares (in GBP per share) | £ / shares	£ 333.36	£ 53.42	£ 14.37
6.278% US preference shares
Dividends paid on preference shares (in GBP per share) | £ / shares	£ 499.58	£ 511.27	£ 459.69